LITMAN GREGORY FUNDS TRUST

Supplement dated June 19, 2017 to the

Prospectus and Statement of Additional Information (“SAI”)

of the Litman Gregory Funds Trust dated April 30, 2017, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters Smaller Companies Fund:

Segall Bryant & Hamill, LLC (“SBH”) is added as a sub-advisor, and Mark T. Dickherber and Shaun P. Nicholson are added as portfolio managers, to the Litman Gregory Masters Smaller Companies Fund, effective June 19, 2017. Effective with the completion of the transition of assets to SBH, First Pacific Advisors, LLC will be removed as a sub-advisor and Dennis Bryan and Arik Ahitov will be removed as the portfolio managers to the Litman Gregory Masters Smaller Companies Fund. Accordingly, all references to First Pacific Advisors, LLC in connection with the Litman Gregory Masters Smaller Companies Fund, and all references to Dennis Bryan and Arik Ahitov, will be hereby deleted as of June 19, 2017 from the Prospectus and SAI dated April 30, 2017, as supplemented.

The following information replaces the table in the section entitled “Summary Section-Management” on page 11 of the Prospectus dated April 30, 2017, as supplemented:

(Changes are in boldface and underlined)

INVESTMENT ADVISOR	PORTFOLIO MANAGER	MANAGED THE SMALLER COMPANIES FUND SINCE:
Litman Gregory Fund Advisors, LLC	Jeremy DeGroot, CFA, President of the Trust, Principal, Chief Investment Officer and Co-Portfolio Manager	2005
	Jack Chee, Principal, Senior Research Analyst and Co-Portfolio Manager	2014

SUB-ADVISOR	PORTFOLIO MANAGER	MANAGED THE SMALLER COMPANIES FUND SINCE:
Cove Street Capital, LLC	Jeffrey Bronchick, CFA, Managing Member, Portfolio Manager	2011
Segall Bryant & Hamill, LLC	Mark T. Dickherber, CFA, CPA, Principal and Senior Portfolio Manager	2017
	Shaun P. Nicholson, Senior Portfolio Manager	2017
Wells Capital Management, Inc.	Richard T. Weiss, CFA, Managing Director and Senior Portfolio Manager	2003

The following information replaces the table in the section entitled “Litman Gregory Masters Smaller Companies Fund-Sub-Advisors” on page 42 of the Prospectus dated April 30, 2017, as supplemented:

(Changes are in boldface and underlined)

PORTFOLIO MANAGER(S)/SUB- ADVISOR	TARGET ASSET ALLOCATION	MARKET CAPITALIZATION OF COMPANIES IN PORTFOLIO	STOCK-PICKING STYLE
Jeffrey Bronchick, CFA Cove Street Capital, LLC	33-1/3%	Small- and mid-sized companies	Value
Mark T. Dickherber, CFA, CPA Shaun P. Nicholson Segall Bryant & Hamill, LLC	33-1/3%	Small- and mid-sized companies	Value
Richard T. Weiss, CFA Wells Capital Management, Inc.	33-1/3%	Small- and mid-sized companies	Blend

The following is added to the section titled “Litman Gregory Masters Smaller Companies Fund Portfolio Managers” after the description of Cove Street Capital, LLC on page 43 of the Prospectus dated April 30, 2017, as supplemented:

Mark T. Dickherber, CFA, CPA

Shaun P. Nicholson

Segall Bryant & Hamill, LLC

540 West Madison Street, Suite 1900

Chicago, IL 60661

Mark T. Dickherber and Shaun P. Nicholson are the portfolio managers for the segment of the Smaller Companies Fund’s assets managed by Segall Bryant & Hamill, LLC (“SBH”). Dickherber joined SBH in 2007 and is a principal, senior portfolio manager and head of SBH’s Small Cap strategies. He is the lead portfolio manager for SBH’s Small Cap Core and Small Cap Value strategies and the co-portfolio manager of SBH’s Small Cap Value Concentrated strategy. Dickherber is also responsible for equity research in the Small Cap and Small/Mid Core equity portfolios and is a specialist in the healthcare sector. Prior to joining SBH, Dickherber served as director of research for Kennedy Capital Management, where he had worked since 1996. Nicholson joined SBH in 2011 and is a senior portfolio manager for SBH’s Small Cap strategies. He is the lead portfolio manager for SBH’s Small Cap Value Concentrated strategy and the co-portfolio manager for SBH’s Small Cap Value strategy. He is responsible for research related to materials, autos/transports, industrials, regional banks and energy within the respective portfolios. Prior to joining SBH, Nicholson spent six years at Kennedy Capital Management. SBH has been a sub-advisor to the Smaller Companies Fund since 2017.

Approximately 33-1/3% of the Smaller Companies Fund’s assets are managed by Dickherber and Nicholson. Dickherber and Nicholson are small-cap value-oriented investors who seek to identify companies that have the potential for significant improvement in return on invested capital (“ROIC”). The idea being that, as ROIC improves, each dollar invested in the business earns an incrementally higher return. Importantly, Dickherber and Nicholson disaggregate a company’s ROIC down to the business segment level to understand the drivers (and detractors) of a company’s profitability. Armed with segment-level return data the team seeks to identify companies with low embedded expectations that have company-specific returns-improving catalysts. The team does not buy stocks simply because they are cheap. Dickherber and Nicholson require that management is ROIC-focused, financially incentivized to improve returns through appropriate capital allocation, and able to articulate an appropriate returns-based strategy to improve profitability. The team tracks management’s progress via quarterly financials and quarterly management contact. The team believes that management’s commitment and ability to appropriately improve returns results in the largest portfolio weightings.

Dickherber and Nicholson seek to identify the building blocks of improved (and diminishing) profitability before it is recognized by the market. The team is willing to be early in a name, and will stay invested provided the team sees continuing evidence of management taking the appropriate steps to improve returns. Dickherber and

Nicholson will sell stocks for a number of reasons. Examples include management making a return-diminishing capital-allocation decision such as an acquisition of a lower-returning business, management not demonstrating a strategy that improves returns, management change that negatively impacts a returns-based culture, company-specific returns-improving catalysts having played out, or the co-managers’ estimation of risk-reward becomes unattractive.

The following information is added to the table in the section entitled “Additional Portfolio Manager Information-Other Accounts Managed by Portfolio Managers” beginning on page 52 of the SAI dated April 30, 2017, as supplemented:

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Smaller Companies Fund
Mark T. Dickherber* (SBH)	1	$62.2 million	1	$30.2 million	69	$806.9 million
Shaun P. Nicholson* (SBH)	1	$62.2 million	1	$30.2 million	69	$806.9 million

*Information	is as of June 5, 2017.

The following information is added to the section entitled “Additional Portfolio Manager Information-Material Conflicts of Interest” before the description of Thornburg Investment Management, Inc. on page 62 of the SAI dated April 30, 2017, as supplemented:

SEGALL BRYANT & HAMILL, LLC (“SBH”)

Sub-Advisor to the Smaller Companies Fund

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between the Smaller Companies Fund and other accounts managed by the portfolio managers, SBH will proceed in a manner that ensures that the Smaller Companies Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with SBH’s trade allocation policy.

The following information is added to the section entitled “Additional Portfolio Manager Information-Compensation Structures and Methods” before the description of Thornburg on page 71 of the SAI dated April 30, 2017, as supplemented:

SBH

Sub-Advisor to the Smaller Companies Fund

The portfolio managers receive a fixed base salary and a bonus based on a combination of individual and firm performance. Criteria considered in determining incentive compensation includes: firm revenues from both new and retained clients; firm profit; achieving portfolio goals such as incremental return to the benchmark and consistency of returns across client portfolios; and subjective criteria such as additional training, new investment models developed, and overall contribution to the success of the firm. The portfolio managers’ compensation arrangements are not determined on the basis of specific funds or accounts managed.

The following information is added to the table in the section entitled “Additional Portfolio Manager Information-Portfolio Manager Securities Ownership” beginning on page 71 of the SAI dated April 30, 2017, as supplemented:

Portfolio Manager/ Fund(s) Managed	Dollar Range of Securities Owned
Mark T. Dickherber* Smaller Companies Fund	A
Shaun P. Nicholson* Smaller Companies Fund	A

*Information	is as of June 5, 2017.

Key of Dollar Ranges for Table: A - None; B - $1 to $10,000; C - $10,001 to $50,000; D - $50,001 to $100,000; E - $100,001 - $500,000; F - $500,001 - $1,000,000; G - Over $1,000,000.

The following information is added to the section entitled “Proxy Voting Policies and Procedures” after the discussion of Sands Capital beginning on page 90 of the SAI dated April 30, 2017, as supplemented:

SBH

Sub-Advisor to the Smaller Companies Fund

SBH has adopted proxy voting policies and procedures that address recordkeeping and include provisions that address material conflicts of interest that arise in the proxy voting process. The majority of the proxies will be voted in accordance with the recommendation of ISS, subject to review of each matter by the portfolio managers to make certain that there is no special consideration needed based on instructions from the client or portfolio managers.

Please keep this Supplement with your Prospectus and Statement of Additional Information.

4